Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 157,499,141	$ 208,814,561
Other financial liabilities, Non-current	1,483,589,126	1,692,604,245
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	152,076,992	158,562,319
Other financial liabilities, Non-current	1,467,421,655	1,667,271,871
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	5,398,864	48,225,766
Other financial liabilities, Non-current	16,167,471	25,208,326
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 23,285	2,026,476
Other financial liabilities, Non-current		$ 124,048